UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Equity Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGV

Nuveen Global Equity Income Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.0%

	COMMON STOCKS – 98.0%

	Aerospace & Defense – 0.9%

49,324	Triumph Group Inc.	$2,075,554

	Automobiles – 3.1%

236,000	General Motors Company	7,084,720

	Banks – 4.4%

635,000	HSBC Holdings PLC, (4)	4,790,256

1,070,000	Royal Bank of Scotland Group PLC, (2), (4)	5,105,074
	Total Banks	9,895,330

	Beverages – 1.9%

57,200	Carlsberg AS, B Shares, (4)	4,395,329

	Biotechnology – 2.3%

165,000	Baxalta Inc., (3)	5,199,150

	Capital Markets – 3.8%

468,000	UBS Group AG	8,667,360

	Chemicals – 2.8%

70,600	Agrium Inc.	6,318,700

	Commercial Services & Supplies – 2.8%

1,777,233	Cape PLC, (4)	6,332,539

	Diversified Telecommunication Services – 6.6%

378,000	CenturyLink Inc.	9,495,360
163,687	Telefonica S.A, (2), (4)	1,985,848
182,000	Telenor ASA, (4)	3,400,954
	Total Diversified Telecommunication Services	14,882,162

	Electric Utilities – 1.7%

128,000	Exelon Corporation	3,801,600

	Electronic Equipment, Instruments & Components – 5.1%

331,000	Flextronics International Limited, (2)	3,488,740
294,000	Ingram Micro, Inc., Class A	8,008,560
	Total Electronic Equipment, Instruments & Components	11,497,300

	Energy Equipment & Services – 2.6%

930,087	Aker Solutions ASA, (4)	3,218,882
285,000	Eurasian Drilling Company Limited, 144A, GDR, (4)	2,622,000
	Total Energy Equipment & Services	5,840,882

	Food & Staples Retailing – 5.6%

298,000	Andersons, Inc.	10,149,879
870,000	Tesco PLC, (4)	2,416,506
	Total Food & Staples Retailing	12,566,385

	Food Products – 3.7%

543,000	Adecoagro SA, (2)	4,322,280
34,800	Bunge Limited	2,550,840

Nuveen Investments	1

JGV	Nuveen Global Equity Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products (continued)

170,000	MHP SA, 144A, GDR, (4)	$1,530,000
	Total Food Products	8,403,120

	Independent Power & Renewable Electricity Producers – 4.6%

450,000	AES Corporation	4,405,500
395,000	NRG Energy Inc.	5,865,750
	Total Independent Power & Renewable Electricity Producers	10,271,250

	Insurance – 9.6%

208,000	Ageas SA, (4)	8,548,048
102,500	Axis Capital Holdings Limited	5,506,300
95,000	Endurance Specialty Holdings Limited	5,797,850
67,600	MS&AD Insurance Group Holdings, Inc, (4)	1,813,698
	Total Insurance	21,665,896

	Leisure Products – 1.0%

97,747	Arctic Cat, Inc.	2,168,028

	Life Sciences Tools & Services – 3.7%

241,000	Agilent Technologies, Inc.	8,273,530

	Media – 1.4%

166,000	Interpublic Group of Companies, Inc.	3,175,580

	Oil, Gas & Consumable Fuels – 6.5%

86,725	Apache Corporation	3,396,151
1,760,000	Bankers Petroleum Limited, (2)	2,294,792
289,000	Royal Dutch Shell PLC, Class B Shares, (4)	6,833,475
143,000	YPF Sociedad Anonima, Sponsored ADR, Class D	2,177,890
	Total Oil, Gas & Consumable Fuels	14,702,308

	Pharmaceuticals – 9.0%

147,093	H. Lundbeck A/S, (4)	3,921,750
87,500	Impax Laboratories Inc., (2)	3,080,875
82,000	Pfizer Inc.	2,575,620
17,800	Roche Holdings AG, (4)	4,725,394
127,000	Sanofi-Aventis, Sponsored ADR	6,028,690
	Total Pharmaceuticals	20,332,329

	Real Estate Investment Trust – 5.2%

321,000	Colony Capital, Inc. Class A	6,278,760
672,000	Lexington Realty Trust	5,443,200
	Total Real Estate Investment Trust	11,721,960

	Real Estate Management & Development – 1.6%

460,000	City Developments Limited, (4)	2,492,482
380,000	Great Eagle Holdings Limited, (4)	1,130,508
	Total Real Estate Management & Development	3,622,990

	Semiconductors & Semiconductor Equipment – 4.6%

83,000	First Solar Inc., (2), (3)	3,548,250
462,000	Micron Technology, Inc., (2)	6,920,760
	Total Semiconductors & Semiconductor Equipment	10,469,010

	Software – 1.4%

201,000	Infoblox, Incorporated, (2)	3,211,980

	Textiles, Apparel & Luxury Goods – 0.0%

2,506,000	China Hongxing Sports Limited, (5)	2

2	Nuveen Investments

Shares	Description (1)				Value

	Water Utilities – 2.1%

762,000	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR, (2)				$2,956,560
3,975,000	Sound Global Limited, (2), (5)				1,795,150
	Total Water Utilities				4,751,710
	Total Common Stocks (cost $265,731,563)				221,326,704

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	MORTGAGE-BACKED SECURITIES – 0.0%

	Residentials – 0.0%

$35	Fannie Mae Mortgage Pool 100195	2.663%	6/25/19	Aaa	$35,741
$35	Total Mortgage-Backed Securities (cost $35,432)				35,741
	Total Long-Term Investments (cost 265,766,995)				221,362,445

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.0%

	REPURCHASE AGREEMENTS – 4.0%

$8,958	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $8,958,083, collateralized by $8,735,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $9,138,995	0.000%	10/01/15		$8,958,083
$8,958	Total Short-Term Investments (cost $8,958,083)				8,958,083
	Total Investments (cost $274,725,078) – 102.0%				230,320,528
	Other Assets Less Liabilities – (2.0)% (7)				(4,576,849)
	Net Assets – 100%				$225,743,679

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
(685)	Baxalta Inc	$(2,568,750)	10/16/15	$37.5	$(8,563)
(805)	First Solar, Inc.	(4,025,000)	10/16/15	50.0	(9,660)
(1,490)	Total Options Written (premiums received $252,462)	$(6,593,750)			$(18,223)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

JGV	Nuveen Global Equity Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$154,268,809	$65,262,743	$1,795,152	$221,326,704
Mortgage-Backed Securities	—	35,741	—	35,741

Short-Term Investments:
Repurchase Agreements	—	8,958,083	—	8,958,083

Investments in Derivatives:
Options written	(18,223)	—	—	(18,223)
Total	$154,250,586	$74,256,567	$1,795,152	$230,302,305

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $280,801,679.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$6,674,051
Depreciation	(57,155,202)
Net unrealized appreciation (depreciation) of investments	$(50,481,151)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value disclosure purposes, investment classified as Level 3.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

4	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global Equity Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015